Derivative Liabilities	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
11.	Derivative Liabilities

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at April 30, 2012 and July 31, 2011 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at April 30, 2012 are all currently exercisable with a weighted-average remaining life of 4.2 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of loss of $1,276,950 within the Company’s consolidated statements of operations for the nine months ended April 30, 2012 and income of $1,993,920 for the nine months ended April 30, 2011, which is included in the total under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at April 30, 2012 and July 31, 2011 was $4,603,470 and $8,745,508, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2010 until April 30, 2012:

	Value	No. of Warrants
Balance at August 1, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(271,863)	n/a
Balance at April 30, 2012 – Derivative warrant liability	$4,603,470	55,148,530

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of April 30, 2012 and July 31, 2011. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the April 30, 2012 and July 31, 2011 fair value calculations were as follows:

	April 30, 2012	July 31, 2011

Current exercise price	$0.15	$0.15 and $0.25
Time to expiration	4.2 years	4.7 years
Risk-free interest rate	0.60%	1.23%
Estimated volatility	106%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.102	$0.13

Derivative additional investment rights liability

The benefit received by the participants in the July 2011 Series A 9% Convertible Preferred Stock transaction (see Note 10) in respect to the right to make an additional investment with the same terms as the July 2011 transaction was determined to be an embedded derivative instrument and has been measured at fair value using the binomial lattice model. The liability will be revalued at each subsequent reporting period prior to its expiry in July 2012 and any changes in fair value will be recognized in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative additional investment rights liability have no effect on the Company’s cash flows.

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $515,000 at July 31, 2011 and $437 at April 30, 2012. The key inputs used in the fair value calculations were as follows:

	April 30, 2012	July 31, 2011

Underlying number of units of convertible preferred stock	575	2,575
Underlying number of warrants	3,833,333	17,166,667
Current exercise price of warrants	$0.15	$0.25
Current conversion price of preferred stock	$0.15	$0.15
Time to expiration	0.19 years	1.0 years
Risk-free interest rate	0.09%	1.23%
Estimated volatility	37%	58%
Dividend	-0-	-0-
Stock price	$0.102	$0.13

The revaluation of the additional investment rights at the April 30, 2012 reporting period, resulted in the recognition of a gain of $326,770 within the Company’s consolidated statements of operations for the nine months ended April 30, 2012, which is included in the total under the caption “Change in fair value of derivative liabilities”. In addition, $841,333 was transferred to equity, as a result of the partial exercise of the additional investment rights in the nine months ended April 30, 2012.

Note 13 - Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants.  Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.  As of August 1, 2009, the Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability
The Company’s derivative warrant instruments have been measured at fair value at July 31, 2011 and 2010 using the binomial lattice model.  The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities.  The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s cash flows.

The derivative warrants outstanding at July 31, 2011 are all currently exercisable with a weighted-average remaining life of 4.70 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of income of $2,220,916 and $4,125,590 within the Company’s consolidated statements of operations for the fiscal years ended July 31, 2011 and 2010, respectively, under the caption “Change in fair value of derivative warrant liability”.  The fair value of the warrants at July 31, 2011 and 2010 is $8,745,508 and $5,679,721, respectively, which is reported on the consolidated balance sheet under the caption “Derivative Warrant Liability”.  The following summarizes the changes in the value of the derivative warrant liability from the date of the Company’s adoption of the provisions of FASB ASC Topic 815 on August 1, 2009 until July 31, 2011:

	Value	No. of Warrants
Balance at August 1, 2009– Derivative warrant liability	$19,825,865	35,966,118
Exercise of warrants classified as derivative warrant liabilities	(10,020,554)	(19,462,778)
Decrease in fair value of derivative warrant liability	(4,125,590)	n/a
Balance at July 31, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	$8,745,508	80,234,017

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability
The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of July 31, 2011 and 2010.  The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.  Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations.  The key inputs used in the July 31, 2011 and 2010 fair value calculations were as follows:
	July 31,
	2011	2010

Current exercise price	$0.15 and $0.25	$0.33
Time to expiration	4.70 years	5.75 years
Risk-free interest rate	1.23%	1.87%
Estimated volatility	108%	104%
Dividend	-0-	-0-
Stock price on July 31	$0.13	$0.40

Derivative additional investment rights liability

The benefit received by the participants in the July 2011 Series A 9% Convertible Preferred Stock transaction in respect to the right to make an additional investment with the same terms as the July 2011 transaction was determined to be an embedded derivative instrument and has been measured at fair value using the binomial lattice model.  The liability will be revalued at each subsequent reporting period prior to its expiry in July 2012 and any changes in fair value will be recognized in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative additional investment rights liability have no effect on the Company’s cash flows.

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model at the date of issuance on July 8, 2011 and as of July 31, 2011 to measure the fair value.  The fair value of the derivative liability associated with the additional investment rights was determined to be $515,000.  The key inputs used in the fair value calculations were as follows:

Current exercise price	$0.25
Time to expiration	1.0 year
Risk-free interest rate	1.23%
Estimated volatility	58%
Dividend	-0-
Stock price	$0.13